April 10, 2024

1789 Growth and Income Fund

Class P Shares (PSEPX)

Class C Shares (PSECX)

a series of Pinnacle Capital Management Funds Trust

Supplement to Statement of Additional Information (“SAI”)

dated February 28, 2024

Effective immediately, Paul A. Tryon no longer serves as portfolio manager for the 1789 Growth and Income Fund (the “Fund”) or the Treasurer and Chief Financial Officer of the Trust. Accordingly, effective immediately:

The following information replaces in its entirety the section appearing under the heading “The Portfolio Manager” starting on page 14 of the SAI:

Mr. Stephen J. Fauer, CFA (the “Portfolio Manager”) is the portfolio manager responsible for the day-to-day management of the Fund’s Portfolio, including trading securities and researching investments. The following provides information regarding other accounts managed by the Portfolio Manager as of October 31, 2023.

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts: Separately Managed Accounts	406	$118 million	0	$0

The Adviser has not identified any material conflicts between the Fund and other accounts managed by the Portfolio Manager. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another. Further, a potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that the Portfolio Manager is favoring one investment vehicle over another.

Mr. Fauer’s compensation as the Fund’s Portfolio Manager is a percentage of fees collected on Fund assets. Mr. Fauer’s compensation is not directly based on Fund performance, but performance does affect Fund assets and, therefore, his compensation.

1

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of October 31, 2023, stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Name of Portfolio	Manager Dollar Range of Equity Securities in Fund
Stephen J. Fauer	C

The following information replaces in its entirety the section appearing under the heading “Interested Trustees and Officers” starting on page 17 of the SAI:

Interested Trustees and Officers

Name, Address, and Age	Position(s) with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Dalton J. Axenfeld(1)(2) (born 1988)	Interested Trustee	Indefinite Term; Since 2019	CFO, Pinnacle Holding Company, LLC, 2017 to Present; Controller, Pinnacle Holding Company, LLC, 2016 to 2017; Senior Auditor, Dannible & McKee, LLP 2011 to 2016.	1	None
	Treasurer and Chief Financial Officer	Since 2024
Stephen J. Fauer, CFA(1) (born 1959)	President, Principal Executive Officer	Indefinite Term; Since 2021	Chief Investment Officer, Pinnacle Capital Management, LLC, 2006 to Present.	N/A	N/A
Kevin McClelland(1) (born 1986)	Chief Compliance Officer, Chief Operating Officer	Indefinite Term; Since 2012 (CCO Since June 2013)	Chief Executive Officer, Chief Compliance Officer & Chief Operating Officer, Pinnacle Capital Management, LLC, March 2013 to Present.	N/A	N/A
Brittany Weise(3) (born 1990)	Secretary	Since 2023	Associate Counsel, Ultimus Fund Solutions February 2022 to present; Attorney, Morgan & Morgan P.A. (formerly Mitcheson & Lee, LLP) November 2019 to February 2022, Fund Officer, State Street Bank and Trust Company, February 2018 to November 2019.	N/A	N/A
2

Jesse D. Hallee(3) (born 1976)	Assistant Secretary	Since 2023	Senior Vice President and Associate General Counsel, Ultimus Fund Solutions, LLC, August 2022 to present; Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC, June 2019 to August 2022; Vice President and Senior Counsel, State Street Bank and Trust Company, March 2013 to June 2019.	N/A	N/A

If you have any questions regarding the Fund, please call 1-888-229-9448.

Investors Should Retain this Supplement for Future Reference